UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 04, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     605939


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AVIS BUDGET GROUP           OPTION              053774955       14      473     X    SOLE                      473
CABLEVISION SYS CORP        COMMON              12686C109    33826   977354 X        SOLE                   977354
CHARTER COMMUNICATIONS INC  COMMON              16117M305    19781   390697 X        SOLE                   390697
CHEMTURA CORP               COMMON              163893209    13025   757277 X        SOLE                   757277
CHESAPEAKE LODGING TR       COMMON              165240102    17056   979658 X        SOLE                   979658
CIT GROUP INC               OPTION              125581901     6513     9868     X    SOLE                     9868
CIT GROUP INC               COMMON              125581801    38567   906399 X        SOLE                   906399
DOLLAR THRIFTY AUTOMOTIVE GPCOMMON              256743105    22850   342428 X        SOLE                   342428
EXCO RESOURCES INC          COMMON              269279402    41293  1998688 X        SOLE                  1998688
FRONTEER GOLD INC           COMMON              359032109      356    23632 X        SOLE                    23632
GENZYME CORP                COMMON              372917104   173936  2283977 X        SOLE                  2283977
GSI COMMERCE INC            COMMON              36238G102    42874  1464783 X        SOLE                  1464783
PRIDE INTL INC              COMMON              74153Q102    15093   351411 X        SOLE                   351411
ROYAL DUTCH SHELL PLC       COMMON              780259107     3545    48400 X        SOLE                    48400
SMURFIT-STONE CONTAINER CORPOPTION              83272A904       68      799     X    SOLE                      799
SMURFIT-STONE CONTAINER CORPCOMMON              83272A104   114864  2971911 X        SOLE                  2971911
SPDR S&P 500 ETF TR         OPTION              78462F953      380     1999     X    SOLE                     1999
SPDR S&P 500 ETF TR         OPTION              78462F953      490     1998     X    SOLE                     1998
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101    32845  1225571 X        SOLE                  1225571
TIME WARNER CABLE INC       COMMON              88732J207    18807   263627 X        SOLE                   263627
XERIUM TECHNOLOGIES INC     COMMON              98416J118     9756   405647 X        SOLE                   405647